Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Dec. 31, 2010
Benefit Plans (Textual) [Abstract]
Total matching discretionary contributions	$ 65	$ 54	$ 57
Percentage of cash payment under Employee Stock	20.00%
Retirement benefit provided to each director	1
Maximum age of getting annual retirement benefit	70
Directors fees until retirement by option of deferring	5
Interest credited	6	8	8
Expense recognized for director retirement and death benefit plan	88	172	79
Deferred directors fee liability	131	164
Liability related to plan	900	849
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock acquisition	500
Expenses	$ 3	$ 1	$ 2